UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05549

REYNOLDS FUNDS, INC.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
7652 Las Vegas Boulevard S. #1
Las Vegas, Nevada  89123
 (Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 96.0% (a)
COMMON STOCKS - 95.7% (a)
Aerospace & Defense - 0.6%
The Boeing Company	1,300	$436,163

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	1,800	131,580
FedEx Corporation	800	181,648
United Parcel Service, Inc., Class B	800	84,984
		398,212
Airlines - 0.0%
Spirit Airlines, Inc.*	900	32,715

Automobiles - 3.2%
Tesla, Inc.*	7,000	2,400,650

Banks - 0.5%
Bank of America Corporation	2,200	62,018
BB&T Corporation	800	40,352
Citigroup, Inc.	1,900	127,148
JPMorgan Chase & Company	500	52,100
Webster Financial Corporation	1,200	76,440
Wells Fargo & Company	700	38,808
		396,866
Beverages - 0.7%
Anheuser-Busch InBev SA/N.V. - SP-ADR	1,400	141,064
Constellation Brands, Inc., Class A	600	131,322
Diageo plc - SP-ADR	300	43,203
Keurig Dr Pepper, Inc.	300	36,600
PepsiCo, Inc.	1,200	130,644
		482,833
Biotechnology - 3.5%
AbbVie, Inc.	400	37,060
ACADIA Pharmaceuticals, Inc.*	1,800	27,486
Alkermes plc*	600	24,696
Alnylam Pharmaceuticals, Inc.*	1,400	137,886
Amgen, Inc.	1,300	239,967
Array BioPharma, Inc.*	3,100	52,018
BeiGene, Ltd. - ADR*	1,200	184,476
Biogen, Inc.*	500	145,120
Bluebird Bio, Inc.*	300	47,085
Celgene Corporation*	1,800	142,956
Clovis Oncology, Inc.*	1,700	77,299
Exact Sciences Corporation*	2,700	161,433
Gilead Sciences, Inc.	1,200	85,008
ImmunoGen, Inc.*	4,500	43,785
Incyte Corporation*	700	46,900
Intellia Therapeutics, Inc.*	800	21,888
Intercept Pharmaceuticals, Inc.*	1,400	117,474
Loxo Oncology, Inc.*	2,100	364,308
Madrigal Pharmaceuticals, Inc.*	200	55,938
Puma Biotechnology, Inc.*	500	29,575
Regeneron Pharmaceuticals, Inc.*	500	172,495
Repligen Corporation*	700	32,928
Sage Therapeutics, Inc.*	1,300	203,489
Sarepta Therapeutics, Inc.*	500	66,090
Seattle Genetics, Inc.*	1,800	119,502
		2,636,862
Building Products - 0.1%
Lennox International, Inc.	200	40,030

Capital Markets - 2.4%
The Blackstone Group L.P.	4,200	135,114
CBOE Holdings, Inc.	1,000	104,070
The Charles Schwab Corporation	3,900	199,290
CME Group, Inc.	300	49,176
E*TRADE Financial Corporation*	5,000	305,800
FactSet Research Systems, Inc.	200	39,620
The Goldman Sachs Group, Inc.	1,000	220,570
Interactive Brokers Group, Inc., Class A	3,000	193,230
Intercontinental Exchange, Inc.	700	51,485
Nasdaq, Inc.	1,900	173,413
SEI Investments Company	500	31,260
T. Rowe Price Group, Inc.	800	92,872
TD Ameritrade Holding Corporation	2,700	147,879
Virtus Investment Partners, Inc.	500	63,975
		1,807,754
Chemicals - 0.2%
Albemarle Corporation	200	18,866
Ecolab, Inc.	300	42,099
LyondellBasell Industries N.V., Class A	700	76,895
		137,860
Commercial Banks - 0.3%
Enterprise Financial Services Corporation	3,500	188,825

Commercial Services & Supplies - 0.2%
Cintas Corporation	100	18,507
Copart, Inc.*	2,000	113,120
Waste Connections, Inc.	600	45,168
		176,795
Communications Equipment - 2.0%
Acacia Communications, Inc.*	1,400	48,734
ADTRAN, Inc.	1,400	20,790
Arista Networks, Inc.*	200	51,498
Cisco Systems, Inc.	2,100	90,363
F5 Networks, Inc.*	4,800	827,760
InterDigital, Inc.	400	32,360
Motorola Solutions, Inc.	500	58,185
NETGEAR, Inc.*	1,900	118,750
Palo Alto Networks, Inc.*	1,300	267,111
		1,515,551
Consumer Services - Diversified - 0.4%
New Oriental Education & Technology Group, Inc. - SP-ADR*	400	37,864
TAL Education Group - ADR*	5,000	184,000
Weight Watchers International, Inc.*	700	70,770
		292,634
Electronic Equipment, Instruments & Components - 0.3%
Cognex Corporation	4,100	182,901
Universal Display Corporation	200	17,200
Zebra Technologies Corporation, Class A*	300	42,975
		243,076
Energy Equipment & Services - 0.3%
Core Laboratories N.V.	300	37,863
Diamond Offshore Drilling, Inc.*	1,500	31,290
Dril-Quip, Inc.*	900	46,260
Schlumberger, Ltd.	500	33,515
Tidewater, Inc.*	1,200	34,716
Transocean, Ltd.*	4,100	55,104
		238,748
Financial Services - Diversified - 0.2%
Berkshire Hathaway, Inc., Class B*	200	37,330
Morningstar, Inc.	600	76,950
		114,280
Food & Staples Retailing - 2.5%
Costco Wholesale Corporation	7,900	1,650,942
CVS Health Corporation	1,200	77,220
United Natural Foods, Inc.*	700	29,862
Walgreens Boots Alliance, Inc.	1,100	66,017
Walmart, Inc.	500	42,825
		1,866,866
Food Products - 0.2%
The Hain Celestial Group, Inc.*	2,800	83,440
The JM Smucker Company	200	21,496
Kellogg Company	700	48,909
		153,845
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	1,200	73,188
ABIOMED, Inc.*	350	143,167
Align Technology, Inc.*	300	102,642
Anika Therapeutics, Inc.*	900	28,800
Becton, Dickinson and Company	600	143,736
Boston Scientific Corporation*	2,300	75,210
Edwards Lifesciences Corporation*	2,200	320,254
ICU Medical, Inc.*	800	234,920
IDEXX Laboratories, Inc.*	1,500	326,910
Intuitive Surgical, Inc.*	600	287,088
Medtronic plc	400	34,244
Stryker Corporation	200	33,772
Varian Medical Systems, Inc.*	300	34,116
		1,838,047
Health Care Providers & Services - 0.4%
Aetna, Inc.	200	36,700
Centene Corporation*	373	45,957
Encompass Health Corporation	600	40,632
Express Scripts Holding Company*	600	46,326
Henry Schein, Inc.*	1,000	72,640
Tenet Healthcare Corporation*	1,200	40,284
		282,539
Health Care Technology - 0.2%
athenahealth, Inc.*	600	95,484
Cerner Corporation*	1,400	83,706
		179,190
Hotels, Restaurants & Leisure - 2.4%
BJ's Restaurants, Inc.	800	48,000
Brinker International, Inc.	3,600	171,360
Chipotle Mexican Grill, Inc.*	600	258,822
Darden Restaurants, Inc.	600	64,236
Dine Brands Global. Inc.	1,800	134,640
Domino's Pizza, Inc.	200	56,434
Jack in the Box, Inc.	400	34,048
Las Vegas Sands Corporation	1,700	129,812
Marriott International, Inc., Class A	1,980	250,668
McDonald's Corporation	300	47,007
Papa John's International, Inc.	400	20,288
Restaurant Brands International, Inc.	800	48,240
Shake Shack, Inc., Class A*	1,900	125,742
Wingstop, Inc.	700	36,484
Wyndham Worldwide Corporation	800	35,416
Yum! Brands, Inc.	4,000	312,880
		1,774,077
Household Durables - 0.2%
Lennar Corporation, Class A	800	42,000
Roku, Inc.*	1,800	76,716
		118,716
Household Products - 0.1%
Energizer Holdings, Inc.	900	56,664
Kimberly-Clark Corporation	400	42,136
		98,800
Insurance - 0.3%
eHealth, Inc.*	1,100	24,310
Willis Towers Watson plc	1,200	181,920
		206,230
Internet & Catalog Retail - 0.1%
Makemytrip Ltd.*	1,600	57,840

Internet & Direct Marketing Retail - 23.5%
Amazon.com, Inc.*	6,900	11,728,620
Booking Holdings, Inc.*	550	1,114,899
Ctrip.com International, Ltd. - ADR*	900	42,867
Expedia, Inc.	3,605	433,285
JD.com, Inc. - ADR*	3,900	151,905
Netflix, Inc.*	9,150	3,581,585
TripAdvisor, Inc.*	6,000	334,260
Wayfair, Inc., Class A*	1,100	130,636
		17,518,057
Internet Software & Services - 17.9%
Akamai Technologies, Inc.*	900	65,907
Alibaba Group Holding, Ltd. - SP-ADR*	8,400	1,558,452
Alphabet, Inc., Class A*	1,500	1,693,785
Alphabet, Inc., Class C*	4,100	4,574,165
Baidu, Inc. - SP-ADR*	4,800	1,166,400
Box, Inc., Class A*	5,400	134,946
DocuSign, Inc.*	3,600	190,620
Etsy, Inc.*	11,300	476,747
Facebook, Inc., Class A*	7,100	1,379,672
GrubHub, Inc.*	800	83,928
HUYA, Inc. - ADR*	1,300	42,757
IAC/InterActiveCorp*	1,700	259,233
iQIYI, Inc. - ADR*	6,000	193,800
Momo, Inc. - SP-ADR*	1,000	43,500
NetEase, Inc. - ADR	200	50,534
Spotify Technology SA*	700	117,768
Stamps.com, Inc.*	450	113,873
Tencent Holdings, Ltd. - ADR	1,700	85,425
The Trade Desk, Inc., Class A*	500	46,900
Twilio, Inc., Class A*	4,300	240,886
Twitter, Inc.*	3,100	135,377
VeriSign, Inc.*	3,300	453,486
Wix.com, Ltd.*	200	20,060
Yandex N.V., Class A*	2,000	71,800
Zillow Group, Inc., Class C*	2,700	159,462
		13,359,483
IT Services - 5.1%
Automatic Data Processing, Inc.	1,800	241,452
Cognizant Technology Solutions Corporation, Class A	600	47,394
DXC Technology Company	1,900	153,159
Fiserv, Inc.*	1,800	133,362
FleetCor Technologies, Inc.*	200	42,130
Gartner, Inc.*	200	26,580
International Business Machines Corporation	300	41,910
Jack Henry & Associates, Inc.	500	65,180
MasterCard, Inc., Class A	3,700	727,124
Paychex, Inc.	2,600	177,710
PayPal Holdings, Inc.*	9,400	782,738
Perspecta, Inc. (b)	450	9,248
Square, Inc., Class A*	4,900	302,036
Visa, Inc., Class A	7,600	1,006,620
Worldpay, Inc., Class A*	500	40,890
		3,797,533
Life Sciences Tools & Services - 0.9%
Bio-Techne Corporation	200	29,590
ICON plc*	1,700	225,301
Illumina, Inc.*	900	251,361
QIAGEN NV*	1,100	39,776
Thermo Fisher Scientific, Inc.	400	82,856
Waters Corporation*	300	58,077
		686,961
Machinery - 0.6%
Caterpillar, Inc.	2,100	284,907
Deere & Company	300	41,940
IDEX Corporation	300	40,944
The Toro Company	1,800	108,450
		476,241
Media - 0.4%
Discovery Communications, Inc., Class A*	1,700	46,750
DISH Network Corporation, Class A*	1,200	40,332
Live Nation Entertainment, Inc.*	1,300	63,141
Sirius XM Holdings, Inc.	26,400	178,728
		328,951
Metals & Mining - 0.2%
BHP Billiton plc - ADR	700	31,465
BHP Billiton, Ltd. - SP-ADR	1,500	75,015
Nucor Corporation	700	43,750
Vale SA - SP-ADR	2,400	30,768
		180,998
Multiline Retail - 0.4%
Burlington Stores, Inc.*	300	45,159
Dillard's, Inc., Class A	900	85,050
Dollar General Corporation	400	39,440
Dollar Tree, Inc.*	500	42,500
Nordstrom, Inc.	900	46,602
Target Corporation	600	45,672
		304,423
Multi-Utilities - 0.1%
Dominion Resources, Inc.	600	40,908

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corporation	1,200	87,900
Apache Corporation	2,400	112,200
BP plc - SP-ADR	1,200	54,792
Canadian Natural Resources, Ltd.	700	25,249
Chevron Corporation	500	63,215
Concho Resources, Inc.*	300	41,505
ConocoPhillips	400	27,848
Diamondback Energy, Inc.	1,000	131,570
Enbridge, Inc.	2,700	96,363
EOG Resources, Inc.	600	74,658
Exxon Mobil Corporation	600	49,638
Hess Corporation	1,200	80,268
Marathon Petroleum Corporation	700	49,112
Occidental Petroleum Corporation	1,300	108,784
Pioneer Natural Resources Company	200	37,848
		1,040,950
Personal Products - 0.1%
The Estee Lauder Companies, Inc., Class A	300	42,807

Pharmaceuticals - 1.1%
Akorn, Inc.*	2,200	36,498
Allergan plc	200	33,344
AstraZeneca plc - SP-ADR	1,200	42,132
Bristol-Myers Squibb Company	800	44,272
Canopy Growth Corporation*	2,000	58,580
Eli Lilly and Company	600	51,198
GW Pharmaceuticals plc - ADR*	700	97,678
Jazz Pharmaceuticals plc*	1,350	232,605
Nektar Therapeutics*	800	39,064
Pacira Pharmaceuticals, Inc.*	800	25,640
Shire plc - ADR	500	84,400
Teva Pharmaceutical Industries, Ltd. - SP-ADR*	3,200	77,824
		823,235
Professional Services - 0.1%
51job, Inc. - ADR*	500	48,820
Equifax, Inc.	300	37,533
		86,353
REITs - 0.4%
American Tower Corporation	300	43,251
Crown Castle International Corporation	800	86,256
Equinix, Inc.	100	42,989
Extra Space Storage, Inc.	900	89,829
Public Storage	200	45,372
		307,697
Road & Rail - 0.5%
CSX Corporation	700	44,646
J.B. Hunt Transportation Services, Inc.	1,300	158,015
Landstar System, Inc.	200	21,840
Old Dominion Freight Line, Inc.	950	141,512
		366,013
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc.*	4,600	68,954
Analog Devices, Inc.	557	53,427
Applied Materials, Inc.	800	36,952
KLA-Tencor Corporation	400	41,012
Lam Research Corporation	300	51,855
Marvell Technology Group, Ltd.	500	10,720
Maxim Integrated Products, Inc.	500	29,330
Monolithic Power Systems, Inc.	700	93,569
NVIDIA Corporation	5,600	1,326,640
QUALCOMM, Inc.	800	44,896
Semtech Corporation*	400	18,820
SolarEdge Technologies, Inc.*	900	43,065
		1,819,240
Software - 10.6%
8x8, Inc.*	1,800	36,090
Activision Blizzard, Inc.	600	45,792
Adobe Systems, Inc.*	6,000	1,462,860
ANSYS, Inc.*	500	87,090
Autodesk, Inc.*	400	52,436
Avalara, Inc.*	600	32,022
Citrix Systems, Inc.	2,700	283,068
CommVault Systems, Inc.*	1,700	111,945
CyberArk Software, Ltd.*	1,600	100,736
Electronic Arts, Inc.*	200	28,204
Fortinet, Inc.*	9,300	580,599
Intuit, Inc.	1,200	245,166
Microsoft Corporation	11,800	1,163,598
Paycom Software, Inc.*	3,300	326,139
Paylocity Holding Corporation*	1,400	82,404
PTC, Inc.*	300	28,143
Red Hat, Inc.*	900	120,933
Salesforce.com, Inc.*	10,500	1,432,200
SAP SE - SP-ADR	400	46,264
ServiceNow, Inc.*	1,300	224,211
Take-Two Interactive Software, Inc.*	300	35,508
The Ultimate Software Group, Inc.*	600	154,386
VMware, Inc., Class A*	6,400	940,608
Workday, Inc., Class A*	2,200	266,464
		7,886,866
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	900	122,130
American Eagle Outfitters, Inc.	1,200	27,900
AutoZone, Inc.*	200	134,186
Best Buy Company, Inc.	6,400	477,312
Five Below, Inc.*	1,200	117,252
The Home Depot, Inc.	1,600	312,160
Lowe's Companies, Inc.	2,300	219,811
Ross Stores, Inc.	3,100	262,725
The TJX Companies, Inc.	2,900	276,022
Williams-Sonoma, Inc.	400	24,552
		1,974,050
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	6,600	1,221,726
NetApp, Inc.	5,600	439,768
		1,661,494
Textiles, Apparel & Luxury Goods - 0.6%
lululemon Athletica, Inc.*	2,100	262,185
Michael Kors Holdings, Ltd.*	1,300	86,580
NIKE, Inc., Class B	1,000	79,680
Under Armour, Inc., Class C*	2,400	50,592
		479,037
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc.*	1,100	47,179
United Rentals, Inc.*	200	29,524
		76,703
Water Utilities - 0.1%
American Water Works Company, Inc.	600	51,228

TOTAL COMMON STOCKS
(cost $49,464,751)		71,425,232

CLOSED-END FUNDS - 0.3% (a)
Altaba, Inc.*	2700	197,667
TOTAL CLOSED-END FUNDS (cost $209,639)		197,667

SHORT-TERM INVESTMENTS - 6.90% (a)
MONEY MARKET FUNDS - 6.9%
Fidelity Institutional Government Portfolio, Institutional Share Class, 1.77% ^	5,127,062	5,127,062
TOTAL MONEY MARKET FUNDS
(cost $5,127,062)		5,127,062
TOTAL INVESTMENTS - 102.9%
(cost $54,801,452)		76,749,961
Liabilities in excess of other assets - (2.9)% (a)		(2,192,355)
TOTAL NET ASSETS - 100.0%		$74,557,606

^	Rate shown in the 7-day effective yield June 30, 2018.
*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)	When issued security.
ADR –	Unsponsored American Depositary Receipt
N.V. –	Dutch Public Limited Liability Company
plc –	Public Limited Company
REITs –	Real Estate Investment Trusts
SP-ADR –	Sponsored American Depositary Receipt

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.  For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Investments
Cost of investments	$54,801,452
Gross unrealized appreciation	22,513,279
Gross unrealized depreciation	(564,770)
Net unrealized appreciation	$21,948,509

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”), or if no sale is reported, the latest bid price.  Securities which are traded on NASDAQ (including closed-end funds) under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2018, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stock	$71,425,232
Money Market Funds	5,127,062
Closed-End Funds	197,667
Total Level 1	76,749,961

Level 2 - None	-
Level 3 - None	-
Total	$76,749,961

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. For the period ended June 30, 2018, there were no transfers between levels. The Fund did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Reynolds Blue Chip Growth Fund

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date    August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date    August 23, 2018

* Print the name and title of each signing officer under his or her signature.